Business acquisition - Narrative (Details) - MacKellar - CAD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Percentage of business acquired	100.00%
Total consideration transferred	$ 179,668
Financing obligations, payments	73,657
Finance lease obligations, payments	$ 18,509	$ 18,509
Revenue			$ 561,944	$ 122,519
Net income			$ 64,763	$ 13,946